RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	3 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Note 2 —RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In April 2021, the Audit Committee of the Company, in consultation with management, concluded that, because of a misapplication of the accounting guidance related to its public and private placement warrants to purchase ordinary shares, as well as to the forward purchase agreement entered into with the Sponsor (the “FPA” and such securities, the “FPS”), the Company’s previously issued financial statements for the Affected Period should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Period included in this Annual Report.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on December 15, 2020, the Company’s warrants and the FPA were accounted for as equity within the Company’s previously reported balance sheets. After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Company’s audit committee, management concluded that the warrants and the FPA should be presented as liabilities with subsequent fair value remeasurement.

Historically, the warrants and the FPA were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the warrants and the FPA, based on our application of the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40”). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the FPA and the Company’s application of ASC 815-40 to the warrant agreement and the FPA. The Company reassessed its accounting for the warrants issued on December 15, 2020 and for the FPA in light of the SEC Staff’s published views. Based on this reassessment, management determined that the warrants and the FPA should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company’s Statement of Operations each reporting period.

Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued Financial Statements for the period ended December 31, 2020 should be restated because of a misapplication in the guidance around accounting for our outstanding warrants to purchase ordinary shares and for the FPA and should no longer be relied upon.

Impact of the Restatement

The impact of the restatement on the balance sheets and statements of operations for the Affected Period is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$416,346,780	$—	$416,346,780
Liabilities and Shareholders’ equity
Total current liabilities	$416,521	$—	$416,521
Deferred underwriting commissions	14,490,000	—	14,490,000
Derivative liabilities	—	40,532,280	40,532,280
Total liabilities	14,906,521	40,532,280	55,438,801
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	396,440,250	(40,532,280)	355,907,970
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	176	405	581
Class B ordinary shares - $0.0001 par value	1,035	—	1,035
Additional paid-in-capital	5,013,277	11,784,745	16,798,022
Accumulated deficit	(14,479)	(11,785,150)	(11,799,629)
Total shareholders’ equity	5,000,009	—	5,000,009
Total liabilities and shareholders’ equity	$416,346,780	$—	$416,346,780

	Period From September 28, 2020 (Inception) Through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations
Loss from operations	$(35,004)	$(35,004)
Other (expense) income:
Change in fair value of derivative liabilities	—	(10,659,080)	(10,659,080)
Transaction costs - derivative liabilities	—	(1,126,070)	(1,126,070)
Net gain from investments held in Trust Account	20,525	—	20,525
Total other (expense) income	20,525	(11,785,150)	(11,764,625)
Net loss	$(14,479)	$(11,785,150)	$(11,799,629)

Basic and Diluted weighted-average Class A ordinary common stock	41,400,000	—	41,400,000
Basic and Diluted net loss per Class A share	$0.00	—	$0.00
Basic and Diluted weighted-average Class B ordinary common stock	10,350,000	—	10,350,000
Basic and Diluted net loss per Class B share	$(0.00)	(1.14)	$(1.14)

In addition, the impact to the balance sheet dated December 15, 2020, filed on Form 8-K on December 21, 2020 related to the impact of accounting for the public warrants issued in connection with the Public Offering, the Private Placement Warrants and the FPA as liabilities at fair value resulted in a $33.9 million increase to the derivative liabilities line item at December 15, 2020 and offsetting decrease to the Class A ordinary shares subject to possible redemption mezzanine equity line item. There is no change to total shareholders’ equity at the reported balance sheet date.

	As of December 15, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$416,788,700	$—	$416,788,700
Liabilities and Shareholders’ equity
Total current liabilities	$762,402	$—	$762,402
Deferred underwriting fee payable	14,490,000	—	14,490,000
Derivative liabilities	—	29,873,200	29,873,200
Total liabilities	15,252,402	29,873,200	45,125,602
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	396,536,290	(29,873,200)	366,663,090
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	175	298	473
Class B ordinary shares - $0.0001 par value	1,035	—	1,035
Additional paid-in-capital	5,003,798	1,125,772	6,129,570
Accumulated deficit	(5,000)	(1,126,070)	(1,131,070)
Total shareholders’ equity	5,000,008	—	5,000,008
Total liabilities and shareholders’ equity	$416,788,700	$—	$416,788,700